Trade and other receivables and Other non-current assets - Summary of Trade and Other Receivables (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Apr. 01, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Trade receivables					₨ 58,047
Total—Financial (A)		₨ 94,084	$ 1,240	₨ 112,534
Total (A+B)	[1]	322,314	4,248	258,456
Financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Bank Deposits	[2]	2,066	27	1,153
Site restoration assets	[3]	10,232	135	8,220
Trade receivables	[4],[5]	81,562	1,075	66,041
Others	[6]	20,443	269	18,393
Loans to related parties (Refer Note 35)		54,624	720	70,712
Receivables from related parties		1,510	20	1,476
Advance recoverable		81,754	1,078	39,083
Total—Financial (A)		252,191	3,324	205,078
Non financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Balance with Government Authorities		18,448	243	13,392
Advance for supplies		27,062	357	12,345
Advance to related party		1,450	19	3,215
Others	[7],[8]	23,163	305	24,426
Total - Non Financial (B)		70,123	924	53,378
Non-current assets [member]
Disclosure of detailed information about financial instruments [line items]
Total (A+B)	[1]	109,810	1,447	127,727
Non-current assets [member] | Financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Bank Deposits	[2]	2,066	27	1,153
Site restoration assets	[3]	10,232	135	8,220
Trade receivables	[4],[5]	32,187	424	31,582
Others	[6]	16,291	215	15,998
Loans to related parties (Refer Note 35)		31,644	417	50,562
Total—Financial (A)		92,420	1,218	107,515
Non-current assets [member] | Non financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Balance with Government Authorities		7,607	100	6,098
Advance to related party		610		944
Others	[7],[8]	9,173	129	13,170
Total - Non Financial (B)		17,390	229	20,212
Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Total (A+B)	[1]	212,504	2,801	130,729
Current Assets [member] | Financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	[4],[5]	49,375	651	34,459
Others	[6]	4,152	54	2,395
Loans to related parties (Refer Note 35)		22,980	303	20,150
Receivables from related parties		1,510	20	1,476
Advance recoverable		81,754	1,078	39,083
Total—Financial (A)		159,771	2,106	97,563
Current Assets [member] | Non financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Balance with Government Authorities		10,841	143	7,294
Advance for supplies		27,062	357	12,345
Advance to related party		840	19	2,271
Others	[7],[8]	13,990	176	11,256
Total - Non Financial (B)		₨ 52,733	$ 695	₨ 33,166

[1]	Net of allowances of ₹ 26,171 million and ₹ 30,585 million ($ 403 million) as at March 31, 2021 and March 31, 2022, respectively.
[2]	Includes ₹ 302 million and ₹ 2 million ($ 0 million) under lien with banks, ₹ 46 million and ₹ 49 million ($ 1 million) under lien with Others, ₹ 42 million and ₹ 386 million ($ 5 million) held as margin money, ₹ 214 million and ₹ 200 million ($ 3 million) held as principal reserve created against principal payment on loans from banks and ₹ Nil and ₹ 610 million ($ 8 million) held as margin money against bank guarantee as at March 31, 2021 and March 31, 2022 respectively.
[3]	Includes deposit in Site Restoration Fund of ₹ 8,220 million and ₹ 10,232 million ($ 135 million) as at March 31, 2021 and March 31, 2022 respectively.
[4]	In a matter between TSPL and Punjab State Power Corporation Limited (PSPCL) relating to assessment of whether there has been a change in law following the execution of the Power Purchase Agreement, the Appellate Tribunal (APTEL) for Electricity has dismissed the appeal in July 2017 filed by TSPL. TSPL later filed an appeal before the Honorable Supreme Court to seek relief, which is yet to be listed. The outstanding trade receivables in relation to this dispute and other matters is ₹ 16,047 million and ₹ 17,252 Million ($ 227 million) as at March 31, 2021 and March 31, 2022 respectively. The Group, based on external legal opinion and its own assessment of the merits of the case, remains confident that it is highly probable that the Supreme court will uphold TSPL’s appeal and has thus continued to treat these balances as recoverable. Additionally, trade receivables include ₹ 13,230 million and ₹ 12,927 million ($ 171 million) as at March 31, 2021 and March 31, 2022, respectively, withheld by GRIDCO (‘GRIDCO’ or ‘the customer’) on account of certain disputes relating to computation of power tariffs pending adjudication by APTEL. Additionally, GRIDCO had raised claims of ₹ 5,137 million ($68 Million) on the Company in respect of short supply of power, against which a provision of ₹ 2,180 Million ($29 million) had been made in previous years. Various minutes of meetings were signed with the customer for computing the short supply claims, which were subject to approval of Odisha State Electricity Regulatory Commission (OERC). Hearing on the subject matter (PPA Amendment Case) was completed in October 2019 and OERC had pronounced the order on June 22, 2020. Further, in August 2020, the Company filed an appeal before APTEL against the said OERC order which was finally admitted on March 22, 2022 for hearing to be scheduled in the future. GRIDCO has also sought review of the said OERC order. The matter has been posted for order by OERC in due course. In the meanwhile, power supply to GRIDCO has resumed and GRIDCO has been making regular payments against monthly energy invoices.
[5]	The total trade receivables as at April 1, 2020 were ₹ 58,047 million (net of provision for expected credit loss).
[6]	Includes claims receivables, advance recoverable (oil and gas business) and others. It also includes advance profit petroleum of ₹ Nil million and ₹ 272 million ($ 4 million) as at March 31, 2021 and March 31, 2022 respectively.
[7]	Includes claim receivables, advance recoverable (oil and gas business), prepaid expenses, export incentive receivables and receivables from KCM.
[8]	Includes receivable from KCM (net of provision) ₹ 2,210 million and ₹ Nil ($ Nil ) as at March 31, 2021 and March 31, 2022, respectively. A provisional liquidator (‘PL’) was appointed to manage the affairs of Konkola Copper Mines plc (KCM) on May 21, 2019, after ZCCM Investments Holdings Plc (ZCCM-IH), an entity majority owned by the Government of Zambia and a 20.6% shareholder in KCM, filed a winding up petition against KCM. KCM’s majority shareholder, Vedanta Resources Holdings Limited (VRHL), and its parent company, VRL, are contesting the winding up petition in the Zambian courts and have also commenced arbitration against ZCCM-IH, consistent with their position that arbitration is the agreed dispute resolution process, together with an application to the South African courts to stay the winding up proceedings consistent with the agreement to arbitrate. Meanwhile, KCM has not been supplying goods to the Company and/ or its subsidiaries, which it was supposed to as per the terms of the advance. The Group has recognised provision for expected credit loss of ₹ 2,127 million and ₹ 2,172 million ($ 29 million) during the years ended March 31, 2021 and March 31, 2022, respectively. The Group carries provision of ₹ 4,234 million and ₹ 6,444 million ($ 85 million) as at March 31, 2021 and March 31, 2022, respectively.